Financial Assets and Financial Liabilities - Summary of Changes in Level 3 of the Fair Value Hierarchy (Details) - Level3 Of Fair Value Hierarchy [Member] - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Due from financial institutions measured at fair value through profit or loss
Reconciliation Of Changes In Level3 Of The Fair Value Hierarchy [Abstract]
Beginning balance		₩ 72,016	₩ 90,083
Total Gains Losses From Financial Assets Liabilities Measured At Fair Value Level3 Of The Fair Value Hierarchy [Abstract]
Profit or loss		(74)	212
Other comprehensive income (loss)		(6,917)	1,720
Purchases		0	0
Sales		(20,000)	(19,999)
Issues		0	0
Settlements		0	0
Transfers into Level 3	[1]	0	0
Transfers out of Level 3	[1]	0	0
Ending balance		45,025	72,016
Equity securities measured at fair value through other comprehensive income
Reconciliation Of Changes In Level3 Of The Fair Value Hierarchy [Abstract]
Beginning balance		1,434,567	2,419,908
Total Gains Losses From Financial Assets Liabilities Measured At Fair Value Level3 Of The Fair Value Hierarchy [Abstract]
Profit or loss		0	0
Other comprehensive income (loss)		(3,004)	(101,876)
Purchases		46,041	74,602
Sales		(541)	(5,618)
Issues		0	0
Settlements		0	0
Transfers into Level 3	[1]	0	0
Transfers out of Level 3	[1]	0	(952,449)
Ending balance		₩ 1,477,063	1,434,567
Description of reasons for transfers out of Level 3 of fair value hierarchy, assets		Transfers into or out of Level 3 of the fair value hierarchy occurred due to the change in the availability of observable market data.
Loans measured at fair value through other comprehensive income
Reconciliation Of Changes In Level3 Of The Fair Value Hierarchy [Abstract]
Beginning balance		₩ 13,970	27,983
Total Gains Losses From Financial Assets Liabilities Measured At Fair Value Level3 Of The Fair Value Hierarchy [Abstract]
Profit or loss		0	0
Other comprehensive income (loss)		130	87
Purchases		0	0
Sales		(14,100)	(14,100)
Issues		0	0
Settlements		0	0
Transfers into Level 3	[1]	0	0
Transfers out of Level 3	[1]	0	0
Ending balance		0	13,970
Securities measured at fair value through profit or loss
Reconciliation Of Changes In Level3 Of The Fair Value Hierarchy [Abstract]
Beginning balance		12,525,101	11,099,923
Total Gains Losses From Financial Assets Liabilities Measured At Fair Value Level3 Of The Fair Value Hierarchy [Abstract]
Profit or loss		129,390	346,982
Other comprehensive income (loss)		(304,847)	223,545
Purchases		4,409,579	3,567,937
Sales		(1,368,002)	(2,360,801)
Issues		0	0
Settlements		(61,055)	0
Transfers into Level 3	[1]	27,120	4,307
Transfers out of Level 3	[1]	(69,002)	(356,792)
Ending balance		₩ 15,288,284	₩ 12,525,101
Description of reasons for transfers into Level 3 of fair value hierarchy, assets		Transfers into or out of Level 3 of the fair value hierarchy occurred due to the change in the availability of observable market data.	Transfers into or out of Level 3 of the fair value hierarchy occurred due to the change in the availability of observable market data.
Description of reasons for transfers out of Level 3 of fair value hierarchy, assets		Transfers into or out of Level 3 of the fair value hierarchy occurred due to the change in the availability of observable market data.	Transfers into or out of Level 3 of the fair value hierarchy occurred due to the change in the availability of observable market data.
Financial liabilities designated at fair value through profit or loss
Reconciliation Of Changes In Level3 Of The Fair Value Hierarchy [Abstract]
Beginning balance		₩ (7,817,514)	₩ (9,201,431)
Total Gains Losses From Financial Assets Liabilities Measured At Fair Value Level3 Of The Fair Value Hierarchy [Abstract]
Profit or loss		561,996	61,756
Other comprehensive income (loss)		60,520	(5,446)
Purchases		0	0
Sales		0	0
Issues		(5,222,820)	(8,233,128)
Settlements		4,186,515	9,560,735
Transfers into Level 3	[1]	0	0
Transfers out of Level 3	[1]	0	0
Ending balance		(8,231,303)	(7,817,514)
Loans measured at fair value through profit or loss
Reconciliation Of Changes In Level3 Of The Fair Value Hierarchy [Abstract]
Beginning balance		93,930	38,756
Total Gains Losses From Financial Assets Liabilities Measured At Fair Value Level3 Of The Fair Value Hierarchy [Abstract]
Profit or loss		20,306	(431)
Other comprehensive income (loss)		0	0
Purchases		45,485	55,605
Sales		(10,648)	0
Issues		0	0
Settlements		0	0
Transfers into Level 3	[1]	0	0
Transfers out of Level 3	[1]	0	0
Ending balance		149,073	93,930
Derivatives held for trading
Reconciliation Of Changes In Level3 Of The Fair Value Hierarchy [Abstract]
Beginning balance		35,405	300,420
Total Gains Losses From Financial Assets Liabilities Measured At Fair Value Level3 Of The Fair Value Hierarchy [Abstract]
Profit or loss		(663,229)	(66,116)
Other comprehensive income (loss)		0	0
Purchases		23,526	3,954
Sales		(59,177)	(170,055)
Issues		(14,796)	(32,516)
Settlements		18,456	0
Transfers into Level 3	[1]	0	(282)
Transfers out of Level 3	[1]	0	0
Ending balance		₩ (659,815)	₩ 35,405
Description of reasons for transfers into Level 3 of fair value hierarchy, assets		Transfers into or out of Level 3 of the fair value hierarchy occurred due to the change in the availability of observable market data.	Transfers into or out of Level 3 of the fair value hierarchy occurred due to the change in the availability of observable market data.
Description of reasons for transfers out of Level 3 of fair value hierarchy, assets			Transfers into or out of Level 3 of the fair value hierarchy occurred due to the change in the availability of observable market data.

[1]	Transfers into or out of Level 3 of the fair value hierarchy occurred due to the change in the availability of observable market data.